Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member] USD ($)	Preferred Stock [Member]	Common Stock Warrants [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Preferred Treasury Stock [Member] USD ($)	Common Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income (loss) [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 111,444	$ 77		$ 556	$ 74,920	$ 39,994		$ (5,076)	$ 973
Beginning balance, Shares at Dec. 31, 2010		7,334,963	18,400
Net income	2,920					2,920
Restricted stock awards		1			(1)
Restricted stock awards, shares		10,972
Net change in unrealized gain (losses) on securities available for sale, net of taxes of ($3,364), ($1,156) & $5,873 for the year 2011, 2012 & 2013 respectively	6,531								6,531
Net change in unrealized gain (losses) on derivatives, net of taxes of $71, ($58) & ($128) for the year 2011, 2012 & 2013 respectively	(138)								(138)
Preferred stock dividend of 5%	(920)					(920)
Stock dividend to common stockholders'		146,485
Stock dividend to common stockholders', value		1			819	(820)
Cash dividend to common stockholders'	(1,472)					(1,472)
Compensation expense, restricted stock awards	118				118
Accretion of preferred stock discount					111	(111)
Ending balance at Dec. 31, 2011	118,483	79		556	75,967	39,591		(5,076)	7,366
Ending balance, Shares at Dec. 31, 2011		7,492,420	18,400
Net income	4,069					4,069
Restricted stock awards, shares		10,392
Net change in unrealized gain (losses) on securities available for sale, net of taxes of ($3,364), ($1,156) & $5,873 for the year 2011, 2012 & 2013 respectively	2,244								2,244
Net change in unrealized gain (losses) on derivatives, net of taxes of $71, ($58) & ($128) for the year 2011, 2012 & 2013 respectively	113								113
Preferred stock dividend of 5%	(1,007)					(1,007)
Cash dividend to common stockholders'	(602)					(602)
Common stock repurchase	(18,400)						(18,400)
Compensation expense, restricted stock awards	99				99
Accretion of preferred stock discount					222	(222)
Ending balance at Dec. 31, 2012	104,999	79		556	76,288	41,829	(18,400)	(5,076)	9,723
Ending balance, Shares at Dec. 31, 2012		7,502,812	18,400
Net income	3,762					3,762
Restricted stock awards, shares		21,559
Net change in unrealized gain (losses) on securities available for sale, net of taxes of ($3,364), ($1,156) & $5,873 for the year 2011, 2012 & 2013 respectively	(11,400)								(11,400)
Net change in unrealized gain (losses) on derivatives, net of taxes of $71, ($58) & ($128) for the year 2011, 2012 & 2013 respectively	248								248
Preferred stock retired					(18,400)		18,400
Preferred stock retired, shares			(18,400)
Cash dividend to common stockholders'	(897)					(897)
Common stock repurchase	(853)							(853)
Common stock repurchase, shares		(76,468)
Cash repurchase of warrant	(257)			(556)	299
Compensation expense, restricted stock awards	115				115
Ending balance at Dec. 31, 2013	$ 95,717	$ 79			$ 58,302	$ 44,694		$ (5,929)	$ (1,429)
Ending balance, Shares at Dec. 31, 2013		7,447,903